ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 03, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit		$ (9,880,141)			$ (9,880,141)		$ (8,790,188)	$ (7,342,419)
Inventory wrote off			$ 5,041		5,041		111,000
FDIC insured amount		250,000			250,000		250,000
Deferred tax assets							1,846,000	1,542,000
Allowance for doubtful trade receivables		0			0		0	0
Valuation allowance							(1,846,000)	(1,542,000)
Accounts Receivable		0			0		0	25,202
Inventory		25,761			25,761		30,802	178,003
Convertible notes		1,345,495			1,345,495		545,250	545,250
Prepaid Expenses		22,265			22,265		0	1,951
Accrued interest		264,715			264,715		$ 259,971	$ 259,971
Convertible notes converted in common stock shares	400,000						19,154,465	16,104,420
Research and development expense					0	$ 0	$ 0	$ 0
Advertising costs		$ 11,982		$ 21,251	$ 20,479	63,462	65,169	310,767
Total revenue							42,569	90,588
Net operating loss carry-forward							$ 8,789,000	7,342,000
Statutory rate							21.00%
Convertible notes converted in common stock shares		22,546,690			22,546,690		16,104,420
Revenue		$ 0		$ 13,433	$ 681	$ 40,141	$ 40,210	$ 90,588